Schedule of Accounts Receivable (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Accounts Receivable Net
Accounts receivable	$ 2,133,268	$ 2,844,356	$ 3,535,071
Less: allowance for credit loss	(4,628)	(6,170)	(6,170)
Accounts receivable, net	$ 2,128,640	$ 2,838,186	$ 3,528,901